Nature of Business and Operations (Loss) (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Business and Operations (Loss)

NOTE 1 - NATURE OF BUSINESS AND OPERATIONS (LOSS)

Resource Real Estate Opportunity REIT II, Inc. (the “Company”) was organized in Maryland on September 28, 2012. The Company offered up to 100,000,000 shares of common stock in its primary initial public offering for $10 per share, with discounts available to certain categories of investors. The primary portion of the offering closed on February 6, 2016. The Company continued to offer up to 10,000,000 shares pursuant to the Company’s distribution reinvestment plan at a purchase price equal to 95% of the estimated net asset value per share. On January 23, 2020, the Company filed a Registration Statement to offer an additional 1,500,000 shares pursuant to the Company’s distribution reinvestment plan. The Company has adopted a fiscal year ending December 31.

Resource Real Estate Opportunity Advisor II, LLC (the “Advisor”) is a wholly owned subsidiary of Resource Real Estate, LLC (the “Sponsor”) and an indirect wholly owned subsidiary of Resource America, Inc. (“RAI”). The Advisor acts as the Company's external advisor and manages the Company's day-to-day operations and its portfolio of real estate investments and provides asset-management, marketing, investor relations and other administrative services on the Company's behalf, all subject to the supervision of the Company's Board of Directors.

RAI is a wholly owned subsidiary of C-III Capital Partners, LLC (“C-III”), a leading commercial real estate investment management and services company engaged in a broad range of activities. C-III controls the Advisor and Resource Real Estate Opportunity Manager II, LLC, the Company's property manager (the “Manager”). C-III also controls all of the shares of common stock held by the Advisor.

As of June 30, 2020, a total of 60,206,508 shares, including the additional shares purchased by the Advisor and shares issued through the distribution reinvestment plan, have been issued resulting in gross offering proceeds of $644.8 million. As of June 30, 2020, the Company had issued 10,197,719 shares for $88.5 million pursuant to its distribution reinvestment plan.

The Company’s objective is to take advantage of the Sponsor's dedicated multifamily investing and lending platforms to invest in multifamily assets across the entire spectrum of investments in order to provide stockholders with growing cash flow and increasing asset values. The Company has acquired and may continue to acquire commercial real estate assets, principally underperforming multifamily rental properties which the Company will renovate and stabilize in order to increase rents, and may acquire, to a lesser extent, real estate related debt.

The Company is organized and conducts its operations in a manner intended to allow it to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Company also operates its business in a manner intended to maintain its exemption from registration under the Investment Company Act of 1940, as amended.

The consolidated financial statements and the information and tables contained in the notes thereto, as of June 30, 2020, are unaudited and prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). However, in the opinion of management, these interim financial statements include all of the necessary adjustments to fairly present the results of the interim periods presented. The unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2019. The results of operations for the six months ended June 30, 2020 may not necessarily be indicative of the results of operations for the full year ending December 31, 2020.

COVID-19 Pandemic

One of the most significant risks and uncertainties facing the Company and the real estate industry generally continues to be the effect of the ongoing public health crisis of the novel coronavirus disease (COVID-19) pandemic. The Company continues to closely monitor the impact of the COVID-19 pandemic on all aspects of its business, including how the pandemic is impacting its tenants. The Company did not incur significant disruptions from the COVID-19 pandemic during the six months ended June 30, 2020; however, a small percentage of its tenants have requested rent deferral as a result of the pandemic. The Company is evaluating each tenant rent relief request on an individual basis, considering a number of factors. Not all tenant requests will ultimately result in modified agreements, nor is the Company forgoing its contractual rights under its lease agreements. Executed short-term rent relief plans that are outstanding at June 30, 2020 are not significant in terms of either number of requests or dollar value.

The extent to which the COVID-19 pandemic impacts the Company’s operations and those of its tenants depends on future developments, which cannot be predicted with confidence, including the scope, severity and duration of the pandemic, the actions taken to contain the pandemic or mitigate its impact, and the direct and indirect economic effects of the pandemic and containment measures. The Company is unable to predict the impact that the pandemic will have on its financial condition, results of operations and cash flows due to numerous uncertainties.

NOTE 1 - NATURE OF BUSINESS AND OPERATIONS

Resource Real Estate Opportunity REIT II, Inc. (the “Company”) was organized in Maryland on September 28, 2012.  During the primary portion of its initial public offering, the Company offered up to 100,000,000 shares of common stock for $10 per share, with volume discounts available to certain categories of investors.  The primary portion of the offering closed on February 6, 2016. The Company is currently offering up to 10,000,000 shares pursuant to the Company’s distribution reinvestment plan at a purchase price equal to 95% of the estimated net asset value per share. On January 23, 2020, the Company filed a Registration Statement to offer an additional 1,500,000 shares pursuant to the Company’s distribution reinvestment plan. The Company has adopted a fiscal year ending December 31.

Resource Real Estate Opportunity Advisor II, LLC (the "Advisor”) is a wholly owned subsidiary of Resource Real Estate, LLC (the "Sponsor") and an indirect wholly owned subsidiary of Resource America, Inc. (“RAI”). The Advisor acts as the Company's external advisor and manages the Company's day-to-day operations and its portfolio of real estate investments and provides asset-management, marketing, investor relations and other administrative services on the Company's behalf, all subject to the supervision of the Company's Board of Directors.

RAI is a wholly owned subsidiary of C-III Capital Partners, LLC ("C-III"), a leading commercial real estate investment management and services company engaged in a broad range of activities. C-III controls our Advisor and Resource Real Estate Opportunity Manager II, LLC, the Company's property manager (the "Manager"). C-III also controls all of the shares of the Company's common stock held by the Advisor.

As of December 31, 2019, a total of 60,094,623 shares, including shares purchased by the Advisor and shares issued through the distribution reinvestment plan, remain outstanding. As of December 31, 2019, the Company had issued 9,826,431 shares valued at $85.3 million pursuant to its distribution reinvestment plan.

The Company’s objective is to take advantage of the Sponsor's dedicated multifamily investing and lending platforms to invest in multifamily assets across the entire spectrum of investments in order to provide stockholders with growing cash flow and increasing asset values. The Company has acquired commercial real estate assets, principally underperforming multifamily rental properties which the Company will renovate and stabilize in order to increase rents, and may acquire, to a lessor extent, real estate related debt.

The Company is organized and conducts its operations in a manner intended to allow it to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended. The Company also operates its business in a manner intended to maintain its exemption from registration under the Investment Company Act of 1940, as amended.